Debt - Schedule of Long-Term Debt (Details) $ in Millions	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Jan. 31, 2009
Debt Instrument [Line Items]
Finance lease and other	$ 161	$ 163
Short-term borrowings	15	27
Total debt principal	393	427
Less unamortized debt issuance costs and discounts	0	0
Total debt, net	393	427
Less short-term borrowings and current portion of long-term debt	(41)	(53)
Total long-term debt	$ 352	374
7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (as percent)	7.50%		7.50%
Long-term debt, gross	$ 139	$ 139
5.0% Daylight Term Loan Due October 15, 2024 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (as percent)	5.00%	5.00%
Long-term debt, gross	$ 78	$ 98
Term Loan | Notes Payable, Other Payables | Affiliated Entity | US Holdings
Debt Instrument [Line Items]
Number of term loans | loan	2